Financial Instruments - Narrative (Detail) - CAD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [Line Items]
Long-Term Debt	$ 7,199	$ 7,108
Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [Line Items]
Debt, fair value	$ 6,800	$ 6,600